Stadion Managed Portfolio
STADION MANAGED PORTFOLIO
INVESTMENT OBJECTIVE
The investment objective of the Stadion Managed Portfolio (the “Managed Fund”) is to seek long-term capital appreciation, while maintaining a secondary emphasis on capital preservation.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Managed Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the Managed Fund. More information about these and other discounts is available from your financial professional and in this Prospectus in the “Class A Shares” section beginning on page 63 and in the Statement of Additional Information in the “Additional Purchase and Redemption Information” section beginning on page 29.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Stadion Managed Portfolio (USD $)	Class A Shares		Class C Shares		Class I Shares
Maximum Sales Charge (Load)	6.75%		none		none
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of the amount redeemed)	1.00%	[1]	1.00%	[2]	none
Redemption Fee	none		none		none
Exchange Fee	none		none		none
[1]	In the case of investments at or above the $1 million breakpoint (where you do not pay an initial sales charge), a 1.00% contingent deferred sales charge ("CDSC") may be assessed on shares redeemed within 18 months of purchase.
[2]	A 1.00% CDSC will be assessed on shares purchased on or after October 1, 2012 and redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Stadion Managed Portfolio		Class A Shares	Class C Shares	Class I Shares
Management Fees		1.04%	1.04%	1.04%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.22%	0.26%	0.24%
Acquired Fund Fees and Expenses		0.14%	0.14%	0.14%
Total Annual Fund Operating Expenses	[1]	1.65%	2.44%	1.42%
[1]	"Total Annual Fund Operating Expenses" will not correlate to the Managed Fund's Financial Highlights, which reflect the operating expenses of the Fund but do not include "Acquired Fund Fees and Expenses."

Example

This Example is intended to help you compare the cost of investing in shares of the Managed Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Managed Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming Redemption at End of Period

Expense Example Stadion Managed Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	733	1,065	1,420	2,417
Class C Shares	347	761	1,301	2,776
Class I Shares	145	449	776	1,702

Assuming No Redemption
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Stadion Managed Portfolio Class C Shares	247	761	1,301	2,776

Portfolio Turnover

The Managed Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Managed Fund’s performance. During the most recent fiscal year, the Managed Fund’s portfolio turnover rate was 1,967% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To achieve its investment objective, the Managed Fund invests primarily in indexed investments and cash positions. Indexed investments include exchange-traded funds or ETFs (funds traded on securities exchanges that generally hold a portfolio of common stocks or bonds designed to correspond with the performance of a securities index or sector of an index), groups of securities related by index or sector made available through certain brokers at a discount brokerage rate (such as stock baskets, baskets of bonds or other index- or sector-based groups of related securities) and index-based mutual funds or other investment companies (collectively, “Indexed Investments”). Cash positions include cash and short-term, highly liquid investments such as money market mutual funds (“Cash Positions”).

In allocating the Managed Fund’s assets, Stadion Money Management, LLC (the “Advisor”) uses a proprietary, technically driven asset allocation model to determine current risk in the broad equity markets (reflected in the Advisor’s model by a weighted average score) based on a number of technical indicators examined by the Advisor. The technical indicators examined by the Advisor are primarily focused on trend analysis, such as analysis of price trends (e.g., determining risk based on movements of market prices up or down), breadth trends (e.g., analyzing the ratio of the number of advancing stocks to declining stocks) and relative strength (i.e., comparing risk profiles of investment alternatives such as small cap vs. large cap or growth vs. value).

Based on its allocation model, the Advisor seeks to evaluate the risk levels for different markets and market sectors. For example, the Advisor will use the model to make a technical determination of the risk that different markets or market sectors will decline. The Advisor then seeks to participate in markets and market sectors with low risk scores, and seeks to divest investments in markets and market sectors with high risk scores.

To participate in markets and market sectors, the Advisor’s investment philosophy emphasizes purchasing Indexed Investments, which the Advisor believes are a convenient way to invest in both broad market indexes (e.g., the S&P 500, Russell 2000, NASDAQ-100, MSCI EAFE, Barclays bond indexes, etc.) and market sector indexes (e.g., healthcare indexes, utilities indexes, real estate indexes, etc.). The Managed Fund may invest up to 100% of its portfolio in Indexed Investments that have portfolios comprised of equity securities of domestic or foreign companies of any size in any sector. The Managed Fund may also invest up to 100% of its portfolio in fixed-income Indexed Investments that have portfolios comprised of domestic or foreign corporate and/or government bonds issued by any size company, municipality or government body in any sector of any maturity or yield, provided that corporate debt obligations are “investment grade” securities rated in one of the four highest rating categories by any one or more nationally recognized rating agencies or, if not rated, are of equivalent quality in the opinion of the Advisor.

In general, the Managed Fund will purchase or increase its exposure to Indexed Investments tracking equity markets or market sectors when the Advisor’s asset allocation model and risk analysis indicates that the applicable market or sector is at low risk of losing value or presents opportunities for growth and appreciation. The Managed Fund will generally sell interests or reduce investment exposure in Indexed Investments tracking equity markets or market sectors in favor of fixed-income Indexed Investments or Cash Positions when the Advisor’s asset allocation model and risk analysis indicates that such markets have become or are becoming risky. As a result, the Managed Fund may be substantially or fully invested in fixed-income Indexed Investments, Cash Positions, and similar securities when the Advisor believes there are significant risks in the equity markets.

The Advisor intends to invest in Cash Positions, and manage such Cash Positions strategically, when it believes markets are overvalued or market risk is too high. As part of its principal investment strategy, the Managed Fund may invest up to 100% of its portfolio in Cash Positions.

As a result of its trading strategies, the Managed Fund expects to engage in frequent portfolio transactions that will likely result in higher portfolio turnover than other mutual funds. Portfolio turnover is a ratio that indicates how often the securities in a mutual fund’s portfolio change during a year. A higher portfolio turnover rate indicates a greater number of changes, and a lower portfolio turnover rate indicates a smaller number of changes. Under normal circumstances, the anticipated portfolio turnover rate for the Managed Fund is expected to be significantly greater than 100%.

The Managed Fund is a “fund of funds.” The term “fund of funds” is typically used to describe mutual funds, such as the Managed Fund, whose primary investment strategy involves investing in other investment companies, such as ETFs and other mutual funds.

PRINCIPAL RISKS

An investment in the Managed Fund is subject to investment risks; therefore you may lose money by investing in the Fund. There can be no assurance that the Managed Fund will be successful in meeting its investment objective. The Managed Fund is best suited for long-term investors. Generally, the Managed Fund will be subject to the following risks:

Market Risk: Market risk refers to the risk that the value of securities in the Managed Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Advisor’s control, including fluctuation in interest rates, the quality of the Fund’s investments, economic conditions, and general equity market conditions. In a declining stock market, stock prices for all companies (including those in the Managed Fund’s portfolio) may decline, regardless of their long-term prospects.

Management Style Risk: The share price of the Managed Fund changes daily based on the performance of the securities in which it invests. The ability of the Managed Fund to meet its investment objective is directly related to the ability of the Advisor’s allocation model to accurately measure market risk and appropriately react to current and developing market trends. There is no guarantee that the Advisor’s judgments about the attractiveness, value, and potential appreciation of particular investments in which the Managed Fund invests will be correct or produce the desired results. If the Advisor fails to accurately evaluate market risk or appropriately react to current and developing market conditions, the Managed Fund’s share price may be adversely affected.

Risks Related to “Fund of Funds” Structure: Under the Investment Company Act of 1940 (the “1940 Act”), the Managed Fund may not acquire shares of an ETF or other investment company if, immediately after such acquisition, the Fund and its affiliated persons would hold more than 3% of the ETF’s or investment company’s total outstanding shares unless (i) the ETF or the Fund has received an order for exemptive relief from the 3% limitation from the Securities and Exchange Commission (the “SEC”) that is applicable to the Fund; and (ii) the ETF and the Fund take appropriate steps to comply with any conditions in such order. Accordingly, the 3% limitation may prevent the Managed Fund from allocating its investments in the manner the Advisor considers optimal, or cause the Advisor to select an investment other than that which the Advisor considers optimal.

Since the Managed Fund is a “fund of funds,” your cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs or other investment companies. By investing in the Managed Fund, you will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. Furthermore, the use of a fund of funds structure could affect the timing, amount, and character of a fund’s distributions and therefore may increase the amount of your tax liability.

Risks Related to ETF NAV and Market Price: The market value of an ETF’s shares may differ from its net asset value (“NAV”). This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Managed Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Managed Fund’s NAV is reduced for undervalued ETFs it holds, and that the Fund receives less than NAV when selling an ETF).

Tracking Risk: Investment in the Managed Fund should be made with the understanding that the Indexed Investments in which the Fund invests may not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the Indexed Investments in which the Managed Fund invests may incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the Indexed Investments may, from time to time, temporarily be unavailable, which may further impede the Indexed Investments’ ability to track their applicable indices or match their performance.

Risks Related to Portfolio Turnover: As a result of its trading strategies, the Managed Fund may sell portfolio securities without regard to the length of time they have been held and will likely have a higher portfolio turnover rate than other mutual funds. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional Fund expenses. High rates of portfolio turnover may lower the performance of the Managed Fund due to these increased costs and may also result in the realization of short-term capital gains. If the Managed Fund realizes capital gains when portfolio investments are sold, the Fund must generally distribute those gains to shareholders, increasing the Fund’s taxable distributions. High rates of portfolio turnover in a given year would likely result in short-term capital gains that are taxed to shareholders at ordinary income tax rates.

Sector/Focused Investment Risk: Another area of risk involves the potential focus of the Managed Fund’s assets in securities of a particular sector or issuers having similar characteristics. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Managed Fund invests more heavily in a particular sector or focuses its investments in securities issued by entities having similar characteristics, the value of its shares may be more sensitive to any single economic, business, political or regulatory occurrence than a Fund that is more widely diversified. The sectors in which the Managed Fund may invest in more heavily will vary.

Fixed Income Risk: There are risks associated with the potential investment of the Managed Fund’s assets in fixed income investments, which include credit risk, interest rate risk, and maturity risk. These risks could affect the value of investments of the Managed Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments. Additional information about fixed income risks can be found in the Managed Fund’s Statement of Additional Information (“SAI”).

• Credit Risk. The value of the Managed Fund’s fixed income investments is dependent on the creditworthiness of the issuer. A deterioration in the financial condition of an issuer or a deterioration in general economic conditions could cause an issuer to fail to pay principal and interest when due.

• Interest Rate Risk. The value of the Managed Fund’s fixed income investments will generally vary inversely with the direction of prevailing interest rates. Generally when interest rates rise, the value of the Managed Fund’s fixed income investments can be expected to decline.

• Maturity Risk. The value of the Managed Fund’s fixed income investments is also dependent on their maturity. Generally, the longer the maturity of a fixed income security, the greater its sensitivity to changes in interest rates.

Risks Related to Investments in Money Market Mutual Funds: Although a money market fund seeks to maintain the value of an investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in a money market fund. The Managed Fund will incur additional indirect expenses due to acquired fund fees and other costs to the extent it invests in shares of money market mutual funds.

Foreign Securities Risk: Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitation on the removal of cash or other assets of the Managed Fund, political or financial instability, or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Additional information about foreign securities risk can be found in the Managed Fund’s SAI.

Small and Medium Capitalization Companies Risk: The Managed Fund may, at any given time, invest a significant portion of its assets in securities of small capitalization companies (i.e. companies with less than $1 billion in capitalization) and/or medium capitalization companies (i.e., companies with between $1 billion and $5 billion in capitalization). Investing in the securities of small and medium capitalization companies generally involves greater risk than investing in larger, more established companies. The securities of small and medium companies usually have more limited marketability and therefore may be more volatile and less liquid than securities of larger, more established companies or the market averages in general. Because small and medium capitalization companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Small and medium capitalization companies often have limited product lines, markets, or financial resources and lack management depth, making them more susceptible to market pressures. Small and medium capitalization companies are typically subject to greater changes in earnings and business prospects than larger, more established companies. The foregoing risks are generally increased for small capitalization companies as compared to companies with larger capitalizations.

Large Capitalization Companies Risk: Large capitalization companies (i.e., companies with more than $5 billion in capitalization) may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended period or economic expansion.

PERFORMANCE SUMMARY

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Managed Fund. The bar chart shows changes in the performance of the Fund’s Class A shares for each full calendar year since their commencement of operations. Each Class of shares would have substantially similar annual returns and would differ only to the extent that each Class has different expenses. The impact of sales charges is not reflected in the bar chart; if reflected, returns would be less than those shown. The performance table shows how the average annual total returns of the Managed Fund’s Class A shares compare with broad measures of market performance. How the Managed Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available at www.stadionfunds.com or by calling 1-866-383-7636.

Calendar Year Returns Class A Performance

• During the periods shown in the bar chart above, the highest return for a calendar quarter was 8.56% (quarter ended September 30, 2009).

• During the periods shown in the bar chart above, the lowest return for a calendar quarter was -6.33% (quarter ended June 30, 2011).

•  The 2012 calendar year-to-date total return for Class A shares was 6.38% through June 30, 2012.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not applicable to investors who hold shares of the Managed Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary to the extent that each class has different expenses.

Average Annual Total Returns Stadion Managed Portfolio	1 Year	5 Years	Since Inception of Class A Shares (09-15-2006)	Since Inception of Class C Shares (10-1-2009)	Since Inception of Class I Shares (5-28-2010)	Inception Date
Class A Shares	(18.67%)	(1.29%)	0.02%			Sep. 15, 2006
Class A Shares - After taxes on distributions	(19.00%)	(2.04%)	(0.86%)			Sep. 15, 2006
Class A Shares - After taxes on distributions and sale of shares	(12.14%)	(1.49%)	(0.46%)
Class C Shares	(14.33%)			(3.47%)		Oct. 01, 2009
Class I Shares	(13.47%)				(4.13%)	May 28, 2010
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	1.23%	11.55%	11.69%
80% S&P 500 Index/20% Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	3.45%	1.36%	2.56%	10.76%	10.95%

Stadion Core Advantage Portfolio
STADION CORE ADVANTAGE PORTFOLIO
INVESTMENT OBJECTIVE
The investment objective of the Stadion Core Advantage Portfolio (the “Core Advantage Fund”) is to seek capital appreciation.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Core Advantage Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the Core Advantage Fund. More information about these and other discounts is available from your financial professional and in this Prospectus in the “Class A Shares” section beginning on page 63 and in the Statement of Additional Information in the “Additional Purchase and Redemption Information” section beginning on page 29.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Stadion Core Advantage Portfolio (USD $)	Class A Shares		Class C Shares		Class I Shares
Maximum Sales Charge (Load)	6.75%		none		none
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of the amount redeemed)	1.00%	[1]	1.00%	[2]	none
Redemption Fee	none		none		none
Exchange Fee	none		none		none
[1]	In the case of investments at or above the $1 million breakpoint (where you do not pay an initial sales charge), a 1.00% contingent deferred sales charge ("CDSC") may be assessed on shares redeemed within 18 months of purchase.
[2]	A 1.00% CDSC will be assessed on shares purchased on or after October 1, 2012 and redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Stadion Core Advantage Portfolio		Class A Shares	Class C Shares	Class I Shares
Management Fees		1.25%	1.25%	1.25%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.41%	0.87%	1.80%
Acquired Fund Fees and Expenses		0.17%	0.17%	0.17%
Total Annual Fund Operating Expenses	[1]	2.08%	3.29%	3.22%
Management Fee Waivers and Expense Reimbursements	[2]	(0.02%)	(0.42%)	(1.35%)
Total Annual Fund Operating Expenses After Management Fee Waivers and Expense Reimbursements	[1][2]	2.06%	2.87%	1.87%
[1]	"Total Annual Fund Operating Expenses" and "Total Annual Fund Operating Expenses After Management Fee Waivers and Expense Reimbursements" will not correlate to the Core Advantage Fund's Financial Highlights, which reflect the operating expenses of the Fund but do not include "Acquired Fund Fees and Expenses."
[2]	Stadion Money Management, LLC (the "Advisor") has entered into an Expense Limitation Agreement with the Core Advantage Fund under which it has contractually agreed to waive Management Fees and to assume other expenses of the Fund, if necessary, in an amount that limits annual operating expenses (exclusive of interest, taxes, brokerage commissions, extraordinary expenses, Acquired Fund Fees and Expenses and payments, if any, under a Rule 12b-1 Distribution Plan) of Class A, Class C and Class I shares to not more than 1.70% of the average daily net assets allocable to each Class of the Fund. The Expense Limitation Agreement is currently in effect until October 1, 2013. The Expense Limitation Agreement may be terminated by the Trust or the Advisor at the end of its then-current term upon not less than 90 days' notice.

Example

This Example is intended to help you compare the cost of investing in shares of the Core Advantage Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Core Advantage Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the contractual agreement to waive Management Fees and reimburse expenses remains in effect only until October 1, 2013. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming Redemption at End of Period

Expense Example Stadion Core Advantage Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	772	1,187	1,628	2,845
Class C Shares	390	974	1,681	3,557
Class I Shares	190	866	1,566	3,429

Assuming No Redemption
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Stadion Core Advantage Portfolio Class C Shares	290	974	1,681	3,557

Portfolio Turnover

The Core Advantage Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Core Advantage Fund’s performance. During the most recent fiscal year, the Core Advantage Fund’s portfolio turnover rate was 826% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To achieve its investment objective, the Core Advantage Fund invests primarily in an allocation of indexed investments and cash positions. Indexed investments include exchange-traded funds or ETFs (funds traded on securities exchanges that generally hold a portfolio of common stocks or bonds designed to correspond with the performance of a securities index or sector of an index), groups of securities related by index or sector made available through certain brokers at a discount brokerage rate (such as stock baskets, baskets of bonds or other index- or sector-based groups of related securities), and index-based mutual funds or other investment companies (collectively, “Indexed Investments”). Cash positions include cash and short-term, highly liquid investments such as money market mutual funds (“Cash Positions”).

In allocating the Core Advantage Fund’s assets, the Advisor uses a proprietary, technically driven asset allocation model to determine current risk in the broad equity markets (reflected in the Advisor’s model by a weighted average score) based on a number of technical indicators examined by the Advisor. The technical indicators examined by the Advisor are primarily focused on trend analysis, such as analysis of price trends (e.g., determining risk based on movements of market prices up or down), breadth trends (e.g., analyzing the ratio of the number of advancing stocks to declining stocks) and relative strength (i.e., comparing risk profiles of investment alternatives such as small cap vs. large cap or growth vs. value).

Based on its allocation model, the Advisor seeks to evaluate the risk levels for different markets and market sectors. For example, the Advisor will use the model to make a technical determination of the risk that different markets or market sectors will decline. The Advisor then seeks to participate in markets and market sectors with low risk scores by purchasing or increasing its exposure to Indexed Investments tracking applicable equity markets or market sectors, and seeks to divest investments in markets and market sectors with high risk scores by selling interests or reducing investment exposure in Indexed Investments tracking equity markets or market sectors in favor of fixed-income Indexed Investments or Cash Positions.

To participate in markets and market sectors, the Advisor’s investment philosophy emphasizes purchasing Indexed Investments, which the Advisor believes are a convenient way to invest in both broad market indexes (e.g., the S&P 500, Russell 2000, NASDAQ-100, MSCI EAFE, Barclays bond indexes, etc.) and market sector indexes (e.g., healthcare indexes, utilities indexes, real estate indexes, etc.). The Core Advantage Fund may invest up to 100% of its portfolio in Indexed Investments that have portfolios comprised of equity securities of domestic or foreign companies of any size in any sector. The Core Advantage Fund may also invest up to 100% of its portfolio in fixed-income Indexed Investments that have portfolios comprised of domestic or foreign corporate and/or government bonds issued by any size company, municipality or government body in any sector of any maturity or yield, provided that corporate debt obligations are “investment grade” securities rated in one of the four highest rating categories by any one or more nationally recognized rating agencies or, if not rated, are of equivalent quality in the opinion of the Advisor.

The Core Advantage Fund will generally invest as follows:

• The Core Position. Approximately 50% of the Core Advantage Fund’s assets will be invested in one or more broad-based equity or fixed-income Indexed Investments, such as the S&P 500 Index, the Russell 2000 Index, the S&P 400 Mid-Cap Index, the Dow Jones Industrial Index, the Barclays U.S. Aggregate Bond Index, and the EAFE (Europe, Australia and Far East) Index or market sector Indexed Investments, such as those tracking healthcare, utilities, real estate, financial, technology, consumer goods or other indexes (the “Core Position”). The mix of investments within the Core Advantage Fund’s Core Position may change frequently as the Advisor deems appropriate or necessary based upon its analysis and allocation models. However, through the Core Position, the Core Advantage Fund will be exposed to the performance of selected U.S. or international equity or debt markets as a whole, or sector indexes, regardless of market conditions or risk.

• The Satellite Position. Approximately 50% of the Core Advantage Fund’s assets will be invested primarily in market sector Indexed Investments, fixed-income Indexed Investments, or Cash Positions using an allocation model and risk-based ranking system (the “Satellite Position”). The Satellite Position is not designed to hedge the Core Position; however, some investment positions may hedge, or have the effect of hedging, a portion of the Core Position from time to time. In addition, as part of its principal investment strategy, the Satellite Position of the Core Advantage Fund may invest up to 100% of its portfolio in Cash Positions.

The Core Advantage Fund’s Core Position will normally be fully invested and not in Cash Positions in order to blend the benefits of the market exposure gained through having approximately 50% of the Fund’s assets invested in broad-based equity or fixed-income market or market sector indexes in varying market conditions with the Satellite Position’s benefits of actively managing approximately 50% of the Fund’s assets using a market-sector, fixed-income and Cash Position rotation investing strategy.

As a result of its trading strategies, the Core Advantage Fund expects to engage in frequent portfolio transactions that will likely result in higher portfolio turnover than other mutual funds. Portfolio turnover is a ratio that indicates how often the securities in a mutual fund’s portfolio change during a year. A higher portfolio turnover rate indicates a greater number of changes, and a lower portfolio turnover rate indicates a smaller number of changes. Under normal circumstances, the anticipated portfolio turnover rate for the Core Advantage Fund is expected to be significantly greater than 100%.

The Core Advantage Fund is a “fund of funds.” The term “fund of funds” is typically used to describe mutual funds, such as the Core Advantage Fund, whose primary investment strategy involves investing in other investment companies, such as ETFs and other mutual funds.

PRINCIPAL RISKS

An investment in the Core Advantage Fund is subject to investment risks; therefore you may lose money by investing in the Fund. There can be no assurance that the Core Advantage Fund will be successful in meeting its investment objective. The Core Advantage Fund is best suited for long-term investors. Generally, the Core Advantage Fund will be subject to the following risks:

Market Risk: Market risk refers to the risk that the value of securities in the Core Advantage Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Advisor’s control, including fluctuation in interest rates, the quality of the Fund’s investments, economic conditions, and general equity market conditions. In a declining stock market, stock prices for all companies (including those in the Core Advantage Fund’s portfolio) may decline, regardless of their long-term prospects.

Management Style Risk: The share price of the Core Advantage Fund changes daily based on the performance of the securities in which it invests. The ability of the Core Advantage Fund to meet its investment objective is directly related to the ability of the Advisor’s allocation model to accurately measure market risk and appropriately react to current and developing market trends. There is no guarantee that the Advisor’s judgments about the attractiveness, value, and potential appreciation of particular investments in which the Core Advantage Fund invests will be correct or produce the desired results. If the Advisor fails to accurately evaluate market risk or appropriately react to current and developing market conditions, the Core Advantage Fund’s share price may be adversely affected.

Risks Related to “Fund of Funds” Structure: Under the Investment Company Act of 1940 (the “1940 Act”), the Core Advantage Fund may not acquire shares of an ETF or other investment company if, immediately after such acquisition, the Fund and its affiliated persons would hold more than 3% of the ETF’s or investment company’s total outstanding shares unless (i) the ETF or the Fund has received an order for exemptive relief from the 3% limitation from the Securities and Exchange Commission (the “SEC”) that is applicable to the Fund; and (ii) the ETF and the Fund take appropriate steps to comply with any conditions in such order. Accordingly, the 3% limitation may prevent the Core Advantage Fund from allocating its investments in the manner the Advisor considers optimal, or cause the Advisor to select an investment other than that which the Advisor considers optimal.

Since the Core Advantage Fund is a “fund of funds,” your cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs or other investment companies. By investing in the Core Advantage Fund, you will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. Furthermore, the use of the fund of funds structure could affect the timing, amount, and character of a fund’s distributions and therefore may increase the amount of your tax liability.

Risks Related to ETF NAV and Market Price: The market value of an ETF’s shares may differ from its net asset value (“NAV”). This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Core Advantage Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Core Advantage Fund’s NAV is reduced for undervalued ETFs it holds, and that the Fund receives less than NAV when selling an ETF).

Tracking Risk: Investment in the Core Advantage Fund should be made with the understanding that the Indexed Investments in which the Fund invests may not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the Indexed Investments in which the Core Advantage Fund invests may incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the Indexed Investments may, from time to time, temporarily be unavailable, which may further impede the Indexed Investments’ ability to track their applicable indices or match their performance.

Risks Related to Portfolio Turnover: As a result of its trading strategies, the Core Advantage Fund may sell portfolio securities without regard to the length of time they have been held and will likely have a higher portfolio turnover rate than other mutual funds. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional Fund expenses. High rates of portfolio turnover may lower the performance of the Core Advantage Fund due to these increased costs and may also result in the realization of short-term capital gains. If the Core Advantage Fund realizes capital gains when portfolio investments are sold, the Fund must generally distribute those gains to shareholders, increasing the Fund’s taxable distributions. High rates of portfolio turnover in a given year would likely result in short-term capital gains that are taxed to shareholders at ordinary income tax rates.

Sector/Focused Investment Risk: Another area of risk involves the potential focus of the Core Advantage Fund’s assets in securities of a particular sector or issuers having similar characteristics. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Core Advantage Fund invests more heavily in a particular sector or focuses its investments in securities issued by entities having similar characteristics, the value of its shares may be more sensitive to any single economic, business, political or regulatory occurrence than a Fund that is more widely diversified. The sectors in which the Core Advantage Fund may invest in more heavily will vary.

Fixed Income Risk: There are risks associated with the potential investment of the Core Advantage Fund’s assets in fixed income investments, which include credit risk, interest rate risk, and maturity risk. These risks could affect the value of investments of the Core Advantage Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments. Additional information about fixed income risks can be found in the Core Advantage Fund’s Statement of Additional Information (“SAI”).

• Credit Risk. The value of the Core Advantage Fund’s fixed income investments is dependent on the creditworthiness of the issuer. A deterioration in the financial condition of an issuer or a deterioration in general economic conditions could cause an issuer to fail to pay principal and interest when due.

• Interest Rate Risk. The value of the Core Advantage Fund’s fixed income investments will generally vary inversely with the direction of prevailing interest rates. Generally when interest rates rise, the value of the Core Advantage Fund’s fixed income investments can be expected to decline.

• Maturity Risk. The value of the Core Advantage Fund’s fixed income investments is also dependent on their maturity. Generally, the longer the maturity of a fixed income security, the greater its sensitivity to changes in interest rates.

Risks Related to Investments in Money Market Mutual Funds: Although a money market fund seeks to maintain the value of an investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in a money market fund. The Core Advantage Fund will incur additional indirect expenses due to acquired fund fees and other costs to the extent it invests in shares of money market mutual funds.

Foreign Securities Risk: Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitation on the removal of cash or other assets of the Core Advantage Fund, political or financial instability, or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Additional information about foreign securities risk can be found in the Core Advantage Fund’s SAI.

Small and Medium Capitalization Companies Risk: The Core Advantage Fund may, at any given time, invest a significant portion of its assets in securities of small capitalization companies (i.e. companies with less than $1 billion in capitalization) and/or medium capitalization companies (i.e., companies with between $1 billion and $5 billion in capitalization). Investing in the securities of small and medium capitalization companies generally involves greater risk than investing in larger, more established companies. The securities of small and medium companies usually have more limited marketability and therefore may be more volatile and less liquid than securities of larger, more established companies or the market averages in general. Because small and medium capitalization companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Small and medium capitalization companies often have limited product lines, markets, or financial resources and lack management depth, making them more susceptible to market pressures. Small and medium capitalization companies are typically subject to greater changes in earnings and business prospects than larger, more established companies. The foregoing risks are generally increased for small capitalization companies as compared to companies with larger capitalizations.

Large Capitalization Companies Risk: Large capitalization companies (i.e., companies with more than $5 billion in capitalization) may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended period or economic expansion.

PERFORMANCE SUMMARY

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Core Advantage Fund. The bar chart shows changes in the performance of the Fund’s Class A shares for each full calendar year since their commencement of operations. Each Class of shares would have substantially similar annual returns and would differ only to the extent that each Class has different expenses. The impact of sales charges is not reflected in the bar chart; if reflected, returns would be less than those shown. The performance table shows how the average annual total returns of the Core Advantage Fund’s Class A shares compare with broad measures of market performance. How the Core Advantage Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available at www.stadionfunds.com or by calling 1-866-383-7636.

Calendar Year Returns Class A Performance

• During the periods shown in the bar chart above, the highest return for a calendar quarter was 13.12% (quarter ended September 30, 2009).

• During the periods shown in the bar chart above, the lowest return for a calendar quarter was -12.46% (quarter ended December 31, 2008).

• The 2012 calendar year-to-date total return for Class A shares was 5.49% through June 30, 2012.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not applicable to investors who hold shares of the Core Advantage Fund through tax-deferred arrangements, such as 401(k) plans or IRAs. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary to the extent that each class has different expenses.

Average Annual Total Returns Stadion Core Advantage Portfolio	1 Year	5 Years	Since Inception of Class A Shares (09-15-2006)	Since Inception of Class C Shares (10-1-2009)	Since Inception of Class I Shares (5-28-2010)	Inception Date
Class A Shares	(13.52%)	(1.48%)	(0.08%)			Sep. 15, 2006
Class A Shares - After taxes on distributions	(14.50%)	(1.86%)	(0.45%)			Sep. 15, 2006
Class A Shares - After taxes on distributions and sale of shares	(8.22%)	(1.37%)	(0.18%)			Sep. 15, 2006
Class C Shares	(8.86%)			2.87%		Oct. 01, 2009
Class I Shares	(7.90%)				2.37%	May 28, 2010
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	1.23%	11.55%	11.69%
80% S&P 500 Index/20% Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	3.45%	1.36%	2.56%	10.76%	10.95%

Stadion Olympus Fund
STADION OLYMPUS FUND™
INVESTMENT OBJECTIVE
The investment objective of the Stadion Olympus Fund™ (the “Olympus Fund”) is to seek long-term capital appreciation, while maintaining a secondary emphasis on capital preservation.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Olympus Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the Olympus Fund. More information about these and other discounts is available from your financial professional and in this Prospectus in the “Class A Shares” section beginning on page 63 and in the Statement of Additional Information (”SAI”) in the “Additional Purchase and Redemption Information” section beginning on page 29.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Stadion Olympus Fund (USD $)	Class A Shares		Class C Shares		Class I Shares
Maximum Sales Charge (Load)	6.75%		none		none
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of the amount redeemed)	1.00%	[1]	1.00%	[2]	none
Redemption Fee	none		none		none
Exchange Fee	none		none		none
[1]	In the case of investments at or above the $1 million breakpoint (where you do not pay an initial sales charge), a 1.00% contingent deferred sales charge ("CDSC") may be assessed on shares redeemed within 18 months of purchase.
[2]	A 1.00% CDSC will be assessed on shares purchased on or after October 1, 2012 and redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Stadion Olympus Fund		Class A Shares	Class C Shares	Class I Shares
Management Fees		1.25%	1.25%	1.25%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	0.99%	2.05%	2.19%
Acquired Fund Fees and Expenses	[1]	0.22%	0.22%	0.22%
Total Annual Fund Operating Expenses		2.71%	4.52%	3.66%
Management Fee Waivers and Expense Reimbursements	[2]	(0.54%)	(1.60%)	(1.74%)
Total Annual Fund Operating Expenses After Management Fee Waivers and Expense Reimbursements	[2]	2.17%	2.92%	1.92%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Stadion Money Management, LLC (the "Advisor") has entered into an Expense Limitation Agreement with the Olympus Fund under which it has contractually agreed to waive Management Fees and to assume other expenses of the Fund, if necessary, in an amount that limits annual operating expenses (exclusive of interest, taxes, brokerage commissions, extraordinary expenses, Acquired Fund Fees and Expenses and payments, if any, under a Rule 12b-1 Distribution Plan) of Class A, Class C and Class I shares to not more than 1.70% of the average daily net assets allocable to each Class of the Fund. The Expense Limitation Agreement is currently in effect until October 1, 2013. The Expense Limitation Agreement may be terminated by the Trust or the Advisor at the end of its then-current term upon not less than 90 days' notice.

Example

This Example is intended to help you compare the cost of investing in shares of the Olympus Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Olympus Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Olympus Fund’s operating expenses remain the same, except the contractual arrangement to waive Management Fees and assume other expenses remains in effect only until October 1, 2013. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming Redemption at End of Period

Expense Example Stadion Olympus Fund (USD $)	1 Year	3 Years
Class A Shares	782	1,320
Class C Shares	395	1,222
Class I Shares	195	960

Assuming No Redemption
Expense Example, No Redemption (USD $)	1 Year	3 Years
Stadion Olympus Fund Class C Shares	295	1,222

Portfolio Turnover

The Olympus Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Olympus Fund’s performance. During the most recent fiscal period, the Olympus Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To achieve its investment objective, the Olympus Fund invests primarily in, and allocates its investments primarily between, Indexed Investments (defined below) that are intended to be generally representative of the performance of non-U.S. developed and emerging markets and market sectors, and cash positions (defined below). Indexed Investments include exchange-traded funds or ETFs (funds traded on securities exchanges that generally hold a portfolio of common stocks or bonds designed to correspond with the performance of a securities index or sector of an index), groups of securities related by index or sector made available through certain brokers at a discount brokerage rate (such as stock baskets, baskets of bonds or other index- or sector-based groups of related securities) and index-based mutual funds or other investment companies (collectively, “Indexed Investments”). Cash positions include cash and short-term, highly liquid investments, such as money market mutual funds (“Cash Positions”).

In allocating the Olympus Fund’s assets, the Advisor uses a proprietary, technically driven asset allocation model to determine current risk in the broad equity markets (reflected in the Advisor’s model by a weighted average score) based on a number of technical indicators examined by the Advisor. The technical indicators examined by the Advisor are primarily focused on trend analysis, such as analysis of price trends (e.g., determining risk based on movements of market prices up or down), breadth trends (e.g., analyzing the ratio of the number of advancing stocks to declining stocks) and relative strength (i.e., comparing risk profiles of investment alternatives such as small cap vs. large cap or growth vs. value).

Based on its allocation model, the Advisor seeks to evaluate the risk levels for different non-U.S. markets and market sectors. For example, the Advisor will use the model to make a technical determination of the risk that different markets or market sectors will decline. The Advisor then seeks to participate in markets and market sectors with low risk scores, and seeks to divest investments in markets and market sectors with high risk scores.

To participate in non-U.S. developed and emerging markets and market sectors, the Advisor’s investment philosophy emphasizes purchasing Indexed Investments, which the Advisor believes are a convenient way to invest in both broad market indexes (e.g., the MSCI World, MSCI ACW, Global Dow, MSCI EAFE etc.), specific country or region indexes (e.g., MSCI Spain, WisdomTree Australia Dividend, the S&P Asia 50 etc.) and market sector indexes (e.g., country- or region-specific healthcare indexes, utilities indexes, real estate indexes, etc.). The Olympus Fund may invest in non-U.S. developed and emerging markets and market sectors of all types, including Indexed Investments that invest in non-U.S. developed and emerging markets and market sectors (including specific non-U.S. countries and regions) and Indexed Investments that invest in global or international indexes that include exposure to domestic markets or sectors. The Olympus Fund may invest in fixed-income Indexed Investments with portfolios comprised of domestic or foreign corporate and/or government bonds issued by any size company, municipality or government body in any sector of any maturity or yield, provided that corporate debt obligations are “investment grade” securities rated in one of the four highest rating categories by one or more nationally recognized rating agencies or, if not so rated, are of equivalent quality in the opinion of the Advisor.

In general, the Olympus Fund will purchase or increase its exposure to Indexed Investments tracking non-U.S. equity markets or market sectors when the Advisor’s asset allocation model and risk analysis indicates that the applicable market or market sector is at low risk of losing value or presents opportunities for growth and appreciation. The Olympus Fund will generally sell interests or reduce investment exposure in Indexed Investments tracking non-U.S. equity markets or market sectors in favor of foreign or domestic fixed-income Indexed Investments or Cash Positions when the Advisor’s asset allocation model and risk analysis indicates that such markets have become or are becoming risky. As a result, the Olympus Fund may be substantially or fully invested in foreign or domestic fixed-income Indexed Investments, Cash Positions, and similar securities when the Advisor believes there are significant risks in the non-U.S. equity markets.

The Olympus Fund also has the flexibility to enter into forward foreign currency contracts to hedge against the adverse impact of changes in foreign exchange rates on its investments.

Although the Olympus Fund will focus on non-U.S. markets and market sectors, the Olympus Fund will have exposure to U.S. markets and market sectors to the extent that the portfolios of the Indexed Investments in which the Fund invests (e.g., those tracking international or global indexes with U.S. exposure or domestic fixed-income indexes) contain U.S. securities or track U.S. markets or market sectors. The Olympus Fund may invest in Indexed Investments tracking equity markets or market sectors with portfolios comprised of domestic or foreign companies in any sector of any size.

The Advisor intends to invest in Cash Positions, and manage such Cash Positions strategically, when it believes markets are overvalued or market risk is too high. As part of its principal investment strategy, the Olympus Fund may invest up to 100% of its portfolio in Cash Positions.

As a result of its trading strategies, the Olympus Fund expects to engage in frequent portfolio transactions that will likely result in higher portfolio turnover than other mutual funds. Portfolio turnover is a ratio that indicates how often the securities in a mutual fund’s portfolio change during a year. A higher portfolio turnover rate indicates a greater number of changes, and a lower portfolio turnover rate indicates a smaller number of changes. Under normal circumstances, the anticipated portfolio turnover rate for the Olympus Fund is expected to be significantly greater than 100%.

The Olympus Fund is a “fund of funds.” The term “fund of funds” is typically used to describe mutual funds, such as the Olympus Fund, whose primary investment strategy involves investing in other investment companies, such as ETFs and other mutual funds.

PRINCIPAL RISKS

An investment in the Olympus Fund is subject to investment risks; therefore you may lose money by investing in the Fund. There can be no assurance that the Olympus Fund will be successful in meeting its investment objective. The Olympus Fund is best suited for long-term investors. Generally, the Olympus Fund will be subject to the following risks:

Market Risk: Market risk refers to the risk that the value of securities in the Olympus Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Advisor’s control, including fluctuation in interest rates, the quality of the Fund’s investments, economic conditions, and general equity market conditions. In a declining stock market, stock prices for all companies (including those in the Olympus Fund’s portfolio) may decline, regardless of their long-term prospects.

Foreign Securities Risk: Investing in securities issued by companies whose principal business activities are outside the United States, or investing in Indexed Investments focusing on such companies, may involve significant risks not present in domestic investments. There is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitation on the removal of cash or other assets of the Olympus Fund from foreign markets, political or financial instability, or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Additional information about foreign securities risk can be found in the Olympus Fund’s SAI.

Currency Risk: Investments in foreign markets involve currency risk, which is the risk that the values of the Indexed Investments and other assets denominated in foreign currencies will decrease due to adverse changes in the value of the U.S. dollar relative to the value of foreign currencies. The Olympus Fund may, but is not required to, hedge against currency risk through the use of forward foreign currency contracts, which are obligations to purchase or sell a specified currency at a future date at a price established at the time of the contract. Forward foreign currency contracts involve the risk of loss due to the imposition of exchange controls by a foreign government, the delivery failure or default by the other party to the transaction or the inability of the Fund to close out a position if the trading market becomes illiquid. There can be no assurance that any currency hedging transactions will be successful, and the Olympus Fund may suffer losses from these transactions.

Emerging Markets Risk: Investments in emerging markets, which include Africa, Asia, the Middle East and Central and South America, are subject to the risk of abrupt and severe price declines. The economic and political structures of developing countries, in most cases, do not compare favorably with the U.S. and other developed countries in terms of wealth and stability, and financial markets in developing countries are not as liquid as markets in developed countries. The economies in emerging market countries are less developed and can be overly reliant on particular industries and more vulnerable to the ebb and flow of international trade, trade barriers, and other protectionist measures. Certain countries may have legacies or periodic episodes of hyperinflation and currency devaluations or instability and upheaval that could cause their governments to act in a detrimental or hostile manner toward private enterprise or foreign investment. Significant risks of war and terrorism currently affect some emerging market countries.

Management Style Risk: The share price of the Olympus Fund changes daily based on the performance of the securities in which it invests. The ability of the Olympus Fund to meet its investment objective is directly related to the ability of the Advisor’s allocation model to accurately measure market risk and appropriately react to current and developing market trends. There is no guarantee that the Advisor’s judgments about the attractiveness, value and potential appreciation of particular investments in which the Olympus Fund invests will be correct or produce the desired results. If the Advisor fails to accurately evaluate market risk or appropriately react to current and developing market conditions, the Olympus Fund’s share price may be adversely affected.

Risks Related to “Fund of Funds” Structure: Under the Investment Company Act of 1940 (the “1940 Act”), the Olympus Fund may not acquire shares of an ETF or other investment company if, immediately after such acquisition, the Fund and its affiliated persons would hold more than 3% of the ETF’s or investment company’s total outstanding shares unless (i) the ETF or the Olympus Fund has received an order for exemptive relief from the 3% limitation from the Securities and Exchange Commission (the “SEC”) that is applicable to the Olympus Fund; and (ii) the ETF and the Olympus Fund take appropriate steps to comply with any conditions in such order. Accordingly, the 3% limitation may prevent the Olympus Fund from allocating its investments in the manner the Advisor considers optimal, or cause the Advisor to select an investment other than that which the Advisor considers optimal.

Since the Olympus Fund is a “fund of funds,” your cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs or other investment companies. By investing in the Olympus Fund, you will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. Furthermore, the use of a fund of funds structure could affect the timing, amount, and character of a fund’s distributions and therefore may increase the amount of your tax liability.

Risks Related to ETF NAV and Market Price: The market value of an ETF’s shares may differ from its net asset value (“NAV”). This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the ETF’s underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Olympus Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Olympus Fund’s NAV is reduced for undervalued ETFs it holds, and that the Fund receives less than NAV when selling an ETF).

Investments in shares of ETFs and similar investments involve risks generally associated with investments in common stocks, including the risk that the general level of stock prices, or that the prices of stocks within a particular sector, may increase or decline, thereby affecting the value of the shares of the ETFs held by the Fund. Such investments also involve the risks that:(1) an active trading market for shares may not develop or be maintained; (2) an ETF’s share price may not track its specified market index and may trade below its NAV; and (3) ETFs in which the Fund invests generally are not actively managed and do not attempt to take defensive positions in volatile or declining markets.

Tracking Risk: Investment in the Olympus Fund should be made with the understanding that the Indexed Investments in which the Fund invests may not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the Indexed Investments in which the Olympus Fund invests may incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the Indexed Investments may, from time to time, temporarily be unavailable, which may further impede the Indexed Investments’ ability to track their applicable indices or match their performance.

Risks Related to Portfolio Turnover: As a result of its trading strategies, the Olympus Fund may sell portfolio securities without regard to the length of time they have been held and will likely have a higher portfolio turnover rate than other mutual funds. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional Fund expenses. High rates of portfolio turnover may lower the performance of the Olympus Fund due to these increased costs and may also result in the realization of short-term capital gains. If the Olympus Fund realizes capital gains when portfolio investments are sold, the Fund must generally distribute those gains to shareholders, increasing the Fund’s taxable distributions. High rates of portfolio turnover in a given year would likely result in short-term capital gains that are taxed to shareholders at ordinary income tax rates.

Sector/Focused Investment Risk: Another area of risk involves the potential focus of the Olympus Fund’s assets in securities of a particular sector or issuers having similar characteristics. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Olympus Fund invests more heavily in a particular sector or focuses its investments in securities issued by entities having similar characteristics, the value of its shares may be more sensitive to any single economic, business, political or regulatory occurrence than a Fund that is more widely diversified. The sectors in which the Olympus Fund may invest in more heavily will vary.

Fixed Income Risk: There are risks associated with the potential investment of the Olympus Fund’s assets in fixed income investments, which include credit risk, interest rate risk, and maturity risk. These risks could affect the value of investments of the Olympus Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments. Additional information about fixed income risks can be found in the Olympus Fund’s SAI.

• Credit Risk. The value of the Olympus Fund’s fixed income investments is dependent on the creditworthiness of the issuer. A deterioration in the financial condition of an issuer or a deterioration in general economic conditions could cause an issuer to fail to pay principal and interest when due.

• Interest Rate Risk. The value of the Olympus Fund’s fixed income investments will generally vary inversely with the direction of prevailing interest rates. Generally when interest rates rise, the value of the Olympus Fund’s fixed income investments can be expected to decline.

• Maturity Risk. The value of the Olympus Fund’s fixed income investments is also dependent on their maturity. Generally, the longer the maturity of a fixed income security, the greater its sensitivity to changes in interest rates.

Risks Related to Investments in Money Market Mutual Funds: Although a money market fund seeks to maintain the value of an investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in a money market fund. The Olympus Fund will incur additional indirect expenses due to acquired fund fees and other costs to the extent it invests in shares of money market mutual funds.

Small and Medium Capitalization Companies Risk: The Olympus Fund may, at any given time, invest a significant portion of its assets in securities of small capitalization companies (i.e. companies with less than $1 billion in capitalization) and/or medium capitalization companies (i.e., companies with between $1 billion and $5 billion in capitalization). Investing in the securities of small and medium capitalization companies generally involves greater risk than investing in larger, more established companies. The securities of small and medium companies usually have more limited marketability and therefore may be more volatile and less liquid than securities of larger, more established companies or the market averages in general. Because small and medium capitalization companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Small and medium capitalization companies often have limited product lines, markets, or financial resources and lack management depth, making them more susceptible to market pressures. Small and medium capitalization companies are typically subject to greater changes in earnings and business prospects than larger, more established companies. The foregoing risks are generally increased for small capitalization companies as compared to companies with larger capitalizations.

Large Capitalization Companies Risk: Large capitalization companies (i.e., companies with more than $5 billion in capitalization) may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended period or economic expansion.

PERFORMANCE SUMMARY

The Olympus Fund began operations on April 2, 2012 and therefore does not have a performance history for a full calendar year to report. After the Olympus Fund has returns for a full calendar year, its Prospectus will provide performance information which will give some indication of the risks of an investment in the Olympus Fund by comparing the Fund’s performance with a broad measure of market performance. How the Olympus Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Updated performance information, current through the most recent month end, is available at www.stadionfunds.com or by calling 1-866-383-7636.

Stadion Trilogy Fund
STADION TRILOGY FUND™
INVESTMENT OBJECTIVE
The investment objective of the Stadion Trilogy Fund™ (the “Trilogy Fund”) is total return, with an emphasis on lower risk and volatility than the U.S. equity markets.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Trilogy Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the Trilogy Fund. More information about these and other discounts is available from your financial professional and in this Prospectus in the “Class A Shares” section beginning on page 63 and in the Statement of Additional Information (”SAI”) in the “Additional Purchase and Redemption Information” section beginning on page 29.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Stadion Trilogy Fund (USD $)	Class A Shares		Class C Shares		Class I Shares
Maximum Sales Charge (Load)	6.75%		none		none
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of the amount redeemed)	1.00%	[1]	1.00%	[2]	none
Redemption Fee	none		none		none
Exchange Fee	none		none		none
[1]	In the case of investments at or above the $1 million breakpoint (where you do not pay an initial sales charge), a 1.00% contingent deferred sales charge ("CDSC") may be assessed on shares redeemed within 18 months of purchase.
[2]	A 1.00% CDSC will be assessed on shares purchased on or after October 1, 2012 and redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Stadion Trilogy Fund		Class A Shares	Class C Shares	Class I Shares
Management Fees		1.25%	1.25%	1.25%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	0.52%	0.73%	1.12%
Acquired Fund Fees and Expenses	[1]	0.10%	0.10%	0.10%
Total Annual Fund Operating Expenses		2.12%	3.08%	2.47%
Management Fee Waivers and Expense Reimbursements	[2]	(0.07%)	(0.28%)	(0.67%)
Total Annual Fund Operating Expenses After Management Fee Waivers and Expense Reimbursements	[2]	2.05%	2.80%	1.80%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Stadion Money Management, LLC (the "Advisor") has entered into an Expense Limitation Agreement with the Trilogy Fund under which it has contractually agreed to waive Management Fees and to assume other expenses of the Fund, if necessary, in an amount that limits annual operating expenses (exclusive of interest, taxes, brokerage commissions, extraordinary expenses, Acquired Fund Fees and Expenses and payments, if any, under a Rule 12b-1 Distribution Plan) of Class A, Class C and Class I shares to not more than 1.70% of the average daily net assets allocable to each Class of the Fund. The Expense Limitation Agreement is currently in effect until October 1, 2013. The Expense Limitation Agreement may be terminated by the Trust or the Advisor at the end of its then-current term upon not less than 90 days' notice.

Example

This Example is intended to help you compare the cost of investing in shares of the Trilogy Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Trilogy Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Trilogy Fund’s operating expenses remain the same, except the contractual arrangement to waive Management Fees and assume other expenses remains in effect only until October 1, 2013. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming Redemption at End of Period

Expense Example Stadion Trilogy Fund (USD $)	1 Year	3 Years
Class A Shares	771	1,194
Class C Shares	383	925
Class I Shares	183	706

Assuming No Redemption
Expense Example, No Redemption (USD $)	1 Year	3 Years
Stadion Trilogy Fund Class C Shares	283	925

Portfolio Turnover

The Trilogy Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Trilogy Fund’s performance. During the most recent fiscal period, the Trilogy Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To achieve its investment objective, the Trilogy Fund combines multiple investment strategies and investment techniques that are designed to generate return and manage risk exposure among varying market conditions. The Trilogy Fund will employ three separate investment styles to invest in:

(i) a diversified portfolio of common stocks and exchange-traded funds (“ETFs”) investing in stock indexes, and options selected to provide protection from market declines (the “Equity Position”),

(ii) fixed-income securities or ETFs investing in fixed-income securities, and options sold and repurchased to generate net premium income (the “Income Position”), and

(iii) index options or other securities in an effort to benefit from substantial price changes (up or down) in the markets (the “Trend Position”).

In allocating the Trilogy Fund’s assets, the Advisor uses a combination of the investment styles described above and may reduce or limit investments in certain assets, asset classes or strategies in order to achieve the desired composition of the Trilogy Fund’s portfolio. Many of these strategies are designed to manage risk exposure by seeking opportunities for return from varying market conditions. Under normal market conditions, the Trilogy Fund expects that (i) approximately 30% to 50% of the Trilogy Fund’s assets will be allocated to the Equity Position, (ii) approximately 30% to 50% of the Trilogy Fund’s assets will be allocated to the Income Position and (iii) approximately 10% to 30% of the Trilogy Fund’s assets will be allocated to the Trend Position; however, these percentages may vary over time or as a result of market fluctuations.

The market value of the long options in the Equity Position is generally expected to be not more than approximately 6% of the Trilogy Fund’s value. The market value of the short options in the Equity Position is generally expected to be not more than approximately 6% of the Trilogy Fund’s value. The market value of the options in the Income Position is generally expected to be not more than approximately 10% of the Trilogy Fund’s value. The market value of the options in the Trend Position is generally expected to be approximately 10% to 30% of the Trilogy Fund’s value.

The Trilogy Fund will generally invest as follows:

• The Equity Position. The Equity Position is designed to participate in equity markets while moderating volatility. In the Equity Position, the Trilogy Fund will typically invest in a broadly diversified portfolio of U.S. exchange-listed common stocks and American Depositary Receipts (“ADRs”) of companies that the Advisor believes possess attractive valuation characteristics and the capability for above-average dividend yield, or ETFs that hold such companies. In selecting individual positions, the Advisor generally considers factors such as profitability, revenue growth, gross margins, debt ratios and other financial characteristics, seeking companies with favorable valuations (generally, prices that are reasonable relative to projected revenues, earnings and dividends). The Advisor also looks for companies that possess characteristics that support maintaining market share and earnings power through market cycles and demonstrate the potential to increase dividends or earnings over time. While the Advisor will typically focus the Equity Position on companies having capitalizations of $5 billion or more, there are no restrictions on market capitalization of portfolio stocks. The Advisor may sell a stock from the Equity Position if the Advisor believes the company’s fundamentals have deteriorated, the company’s dividend or earnings growth has or will decline or the Advisor otherwise believes that selling the stock is in the Trilogy Fund’s best interest.

The Advisor uses an option technique called a “collar” to provide downside risk protection to the Equity Position; however, collars also will limit upside potential. In the Equity Position, the Advisor generally writes index calls above the current value of the applicable index to seek to generate premium income and use the proceeds to purchase index puts below the current value of the applicable index to seek to reduce the Trilogy Fund’s exposure to market risk and volatility.

The notional value of the options positions in the Equity Position is not expected to exceed 100% of the expected, aggregate value of the equity securities owned in the Equity Position at the time either option is “in the money” (i.e., when exercising the option would result in a profit). This percentage limitation on the use of calls and options applies at the time an investment is made.

• The Income Position. The Income Position is designed to balance the risk of the Equity Position by utilizing a combination of investments in domestic fixed-income investments (e.g., corporate bonds, U.S. government securities, mortgage-backed securities, high yield bonds or ETFs that invest in such securities) (collectively, “Fixed Income Instruments”) and the receipt of premiums from selling index options. The primary objective of the Income Position is yield generation, with a secondary emphasis on capital appreciation. While the Advisor may purchase Fixed Income Instruments of any maturity and credit quality, the Advisor typically invests in a broad mix of ETFs targeting a specific yield that the Advisor may adjust from time to time in response to market conditions.

In implementing its options strategy for the Income Position, the Advisor typically writes put and call options on one or more broad-based U.S. stock indices, receiving premiums from the purchasers of the options. The Advisor may then repurchase the options prior to their expiration date, giving up appreciation and avoiding depreciation in between the sale of the option and its repurchase. The difference between the premium received from selling the option and the cost of repurchasing the option will determine the gain or loss realized by the Income Position. The options strategy utilized by the Advisor for the Income Position is intended to provide increased cash flow from premiums, reduce volatility and provide protection against potential loss when the Trilogy Fund purchases put and call options on the same indices on which the Fund has written options.

• The Trend Position. The Trend Position is designed to benefit from substantial price changes (up or down) in the markets. In executing the strategy for the Trend Position, the Advisor intends to purchase and write (sell) put and call options on one or more broad-based U.S. stock indices, such as the Standard & Poor’s 500 Index, or ETFs that replicate or are related to such indices (including, without limitation, indices that measure market volatility). The Advisor uses a proprietary option allocation model to dynamically adjust the put protection it seeks to employ with the intent to minimize cost to the portfolio while providing potential upside in market downturns. Over time, the indices on which the Trilogy Fund purchases and sells options may vary based on the Advisor’s assessment of the availability and liquidity of various listed index options, and the Advisor’s evaluation of equity market conditions and other factors.

Generally the Trend Position favors establishing debit option spreads of varying strike prices and maturities by simultaneously selling and purchasing options on the same underlying instrument having the same expiration date. The options the Trend Position buys and sells are typically settled in cash rather than by delivery of securities and reflect price fluctuations in a group of securities or segments of the securities market. The Advisor may also purchase alternative instruments that the Advisor believes will approximate the performance that could be achieved by establishing debit option spreads when the Advisor believes comparable results can be achieved at a lower cost than buying options directly. These alternative instruments include options on indexes, options on futures, options on ETFs or other exchange traded securities and positively or negatively correlated market instruments. The Trilogy Fund may also invest in ETFs and other investment companies that employ a trend or momentum-based strategy for the Trend Position.

PRINCIPAL RISKS

An investment in the Trilogy Fund is subject to investment risks; therefore you may lose money by investing in the Trilogy Fund. There can be no assurance that the Trilogy Fund will be successful in meeting its investment objective. The Trilogy Fund is best suited for long-term investors. Generally, the Trilogy Fund will be subject to the following risks:

Market Risk: Market risk refers to the risk that the value of securities in the Trilogy Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Advisor’s control, including fluctuation in interest rates, the quality of the Trilogy Fund’s investments, economic conditions, and general equity market conditions. In a declining stock market, stock prices for all companies (including those in the Trilogy Fund’s portfolio) may decline, regardless of their long-term prospects.

Management Style Risk: The share price of the Trilogy Fund changes daily based on the performance of the securities in which it invests and the success of the Advisor’s options strategies. The ability of the Trilogy Fund to meet its investment objective is directly related to the success of the Advisor’s investment process and there is no guarantee that the Advisor’s judgments about the attractiveness, value and potential appreciation of particular investments and strategies for the Trilogy Fund will be correct or produce the desired results. If the Advisor fails to accurately evaluate market risk or appropriately react to current and developing market conditions, the Trilogy Fund’s share price may be adversely affected.

Derivative Risk: Put and call options are referred to as “derivative” instruments since their values are based on (“derived from”) the values of other securities. Derivative instruments can be volatile and the potential loss to the Trilogy Fund may exceed the Trilogy Fund’s initial investment. Derivative instruments may be difficult to value and may be subject to wide swings in valuations caused by changes in the value of the underlying instrument. The use of these instruments requires special skills and knowledge of investment techniques that are different than those normally required for purchasing and selling securities. If the Advisor uses a derivative instrument at the wrong time or judges market conditions incorrectly, or if the derivative instrument does not perform as expected, these strategies may significantly reduce the Trilogy Fund’s return. The Trilogy Fund could also experience losses if it is unable to close out a position because the market for an instrument or position is or becomes illiquid. Options purchased by the Trilogy Fund may decline in value with the passage of time, even in the absence of movement in the price of the underlying security.

Derivative instruments involve risks different from direct investments in the underlying securities, including: imperfect correlation between the value of the derivative instrument and the underlying assets; risks of default by the other party to the derivative instrument; risks that the transactions may result in losses of all or in excess of any gain in the portfolio positions; and risks that the transactions may not be liquid. Derivative instruments may create economic leverage in the Trilogy Fund, which magnifies the Trilogy Fund’s exposure to the underlying instrument. If the Trilogy Fund sells a put option whose exercise is settled in cash, the Trilogy Fund cannot provide in advance for its potential settlement obligations by selling short the underlying securities, and the Trilogy Fund will be responsible, during the option’s life, for any decreases in the value of the underlying security below the strike price of the put option. If the Trilogy Fund sells a call option whose exercise is settled in cash, the Trilogy Fund cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities, and the Trilogy Fund will be responsible, during the option’s life, for any increases in the value of the underlying security above the strike price of the call option. If the Trilogy Fund establishes a debit option spread, the potential for unlimited losses associated with the option the Trilogy Fund sold will be mitigated, but the potential for unlimited gains associated with the option purchased will be reduced by the cost of, and capped by losses potentially incurred as a result of, the corresponding option sold.

Small and Medium Capitalization Companies Risk: The Trilogy Fund may, at any given time, invest a significant portion of its assets in securities of small capitalization companies (i.e. companies with less than $1 billion in capitalization) and/or medium capitalization companies (i.e., companies with between $1 billion and $5 billion in capitalization). Investing in the securities of small and medium capitalization companies generally involves greater risk than investing in larger, more established companies. The securities of small and medium companies usually have more limited marketability and therefore may be more volatile and less liquid than securities of larger, more established companies or the market averages in general. Because small and medium capitalization companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Small and medium capitalization companies often have limited product lines, markets, or financial resources and lack management depth, making them more susceptible to market pressures. Small and medium capitalization companies are typically subject to greater changes in earnings and business prospects than larger, more established companies. The foregoing risks are generally increased for small capitalization companies as compared to companies with larger capitalizations.

Large Capitalization Companies Risk: Large capitalization companies (i.e., companies with more than $5 billion in capitalization) may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Fixed Income Risk: There are risks associated with the potential investment of the Trilogy Fund’s assets in Fixed Income Instruments, which include credit risk, interest rate risk, and maturity risk. These risks could affect the value of investments of the Trilogy Fund, possibly causing the Trilogy Fund’s share price and total return to be reduced and fluctuate more than other types of investments. Additional information about fixed income risks can be found in the Trilogy Fund’s SAI.

• Credit Risk. The value of the Trilogy Fund’s Fixed Income Instruments is dependent on the creditworthiness of the issuer. A deterioration in the financial condition of an issuer or a deterioration in general economic conditions could cause an issuer to fail to pay principal and interest when due.

• Interest Rate Risk. The value of the Trilogy Fund’s Fixed Income Instruments will generally vary inversely with the direction of prevailing interest rates. Generally when interest rates rise, the value of the Trilogy Fund’s Fixed Income Instruments can be expected to decline.

• Maturity Risk. The value of the Trilogy Fund’s Fixed Income Instruments is also dependent on their maturity. Generally, the longer the maturity of a fixed income security, the greater its sensitivity to changes in interest rates.

Foreign Securities Risk: ADRs and ETFs investing in foreign securities are subject to risks similar to those associated with direct investments in foreign securities. Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in ADRs and ETFs investing in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitation on the removal of cash or other assets of the Trilogy Fund, political or financial instability, or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Foreign securities underlying ADRs often trade with less frequency and volume on their respective exchanges than domestic securities, and therefore foreign securities underlying ADRs, and the ADRs themselves, may exhibit greater price volatility than domestic investments.

Risks Related to ETF NAV and Market Price: The market value of an ETF’s shares may differ from its net asset value (“NAV”). This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the ETF’s underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Trilogy Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Trilogy Fund’s NAV is reduced for undervalued ETFs it holds, and that the Trilogy Fund receives less than NAV when selling an ETF).

PERFORMANCE SUMMARY

The Trilogy Fund began operations on April 2, 2012 and therefore does not have a performance history for a full calendar year to report. After the Trilogy Fund has returns for a full calendar year, its Prospectus will provide performance information which will give some indication of the risks of an investment in the Trilogy Fund by comparing the Fund’s performance with a broad measure of market performance. How the Trilogy Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Updated performance information, current through the most recent month end, is available at www.stadionfunds.com or by calling 1-866-383-7636.